Called up share capital (Tables)	12 Months Ended
Mar. 31, 2026
Called up share capital
Schedule of called up share capital

	2026		2025

	Number	€m	Number	€ m

Ordinary shares of 20 20 / 21 US cents each allotted, issued and fully paid: 1,2

1 April	26,388,285,902	4,319	28,818,683,808	4,797

Allotted during the year	495,180	–	455,190	–

Cancelled during the year	(2,060,402,493)	(369)	(2,430,853,096)	(478)

31 March	24,328,378,589	3,950	26,388,285,902	4,319
Notes:

1.	At 31 March 2026, there were 50,000 (2025: 50,000) 7% cumulative fixed rate shares of £1 each in issue.

2.
At 31 March 2026, the Group held 1,234,199,142 (2025: 1,416,813,312) treasury shares with a nominal value of
€
200 million (2025:
€
232 million). The market value of shares held was
€
1,600 million (2025:
€
1,234 million). During the year, 86,121,473 (2025: 99,750,090
)
treasury shares were reissued under Group share schemes and 1,963,879,726 (2025: 2,208,854,544) shares were repurchased under share buy-back
arrangements.